UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue, 39th Floor

         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer M. Pulick
Title:     Chief Compliance Officer
Phone:     212-380-5821

Signature, Place, and Date of Signing:

     Jennifer M. Pulick     New York, NY     August 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $172,735,212 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE   SHARED     NONE
------------------------------ ---------------- --------- --------    --------  --- ---- -------  -------- ------- -------- --------
ALLEGIANT TRAVEL CO            COM              01748X102   426900       10000   SH         SOLE             10000        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102   202206        6700   SH         SOLE              6700        0        0
CELANESE CORP DEL              COM SER A        150870103   356213       14300   SH         SOLE             14300        0        0
CIT GROUP INC                  COM NEW          125581801 79159330.12  2337842   SH         SOLE           2337842        0        0
EXCO RESOURCES INC             COM              269279402 71536506.26  4896407   SH         SOLE           4896407        0        0
GRAHAM PACKAGING CO INC        COM              384701108   359100       30000   SH         SOLE             30000        0        0
GSC INVESTMENT CORP            COM              362493108 473912.65     256169   SH         SOLE            256169        0        0
INVERNESS MED INNOVATIONS IN   COM              46126P106  1066400       40000   SH         SOLE             40000        0        0
KOHLBERG CAPITAL CORP          COM              500233101 5510433.87   1099887   SH         SOLE           1099887        0        0
LOUISIANA PAC CORP             COM              546347105   207390       31000   SH         SOLE             31000        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105   575550       45000   SH         SOLE             45000        0        0
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105   537600       80000   SH         SOLE             80000        0        0
OFFICE DEPOT INC               COM              676220106  7070000     1750000   SH         SOLE           1750000        0        0
OWENS ILL INC                  COM NEW          690768403   510485       19300   SH         SOLE             19300        0        0
PACTIV CORP                    COM              695257105  1114000       40000   SH         SOLE             40000        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883 377020.04      10000   SH         SOLE             10000        0        0
RRI ENERGY INC                 COM              74971X107 799144.24     210856   SH         SOLE            210856        0        0
STANLEY BLACK & DECKER INC     COM              854502101   909360       18000   SH         SOLE             18000        0        0
SUPERMEDIA INC                 COM              868447103   182900       10000   SH         SOLE             10000        0        0
TEMPLE INLAND INC              COM              879868107   826800       40000   SH         SOLE             40000        0        0
WABASH NATL CORP               COM              929566107   533961       75100   SH         SOLE             75100        0        0